CASH, BALANCES WITH BANKS ANS CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and balances with banks

a)	Cash and balances with banks

		R$ thousand
	On December 31, 2021	On December 31, 2020
Cash and due from banks in domestic currency	14,850,622	17,747,628
Cash and due from banks in foreign currency	6,433,495	6,096,396
Compulsory deposits with the Central Bank (1)	87,317,302	83,757,533
Investments in gold	213	1,037
Total	108,601,632	107,602,594
(1)	Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.

Cash and cash equivalents

b)	Cash and cash equivalents

		R$ thousand
	On December 31, 2021	On December 31, 2020
Cash and due from banks in domestic currency	14,850,622	17,747,628
Cash and due from banks in foreign currency	6,433,495	6,096,396
Interbank investments (1)	50,101,989	166,975,928
Investments in gold	213	1,037
Total	71,386,319	190,820,989
(1)	It refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$43,869,456 thousand refers to financial assets pledged as collateral.